As filed with the Securities and Exchange Commission on September 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22229

PNMAC Mortgage Opportunity Fund, LLC

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LLC

Semi-Annual Report

June 30, 2010

PNMAC Mortgage Opportunity Fund, LLC
Table of Contents

Page(s)
Financial Statements

Statement of Assets and Liabilities	2

Schedule of Investments	3

Statement of Operations	4

Statement of Changes in Net Assets	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	8-14

Additional Information	15-16

Contained herein

Audited financial statements of PNMAC Mortgage Opportunity Fund, LP (“Master Fund”)

PNMAC Mortgage Opportunity Fund, LLC
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

Assets
Investments, at fair value (cost $380,928,416)	$441,026,811
Other assets	2,322
Total assets	441,029,133

Liabilities
Payable to investment manager	492,301
Interest tax expense payable	148,474
Accrued expenses and other liabilities	60,823
Distributions payable to series A preferred shares	21,850
Total liabilities	723,448

Net Assets	$440,305,685

Net Assets Consist of
Par Value:
Series A preferred shares	$-
Common shares	536
Additional paid-in capital	393,255,257
Accumulated undistributed net investment income	20,752,376
Accumulated net realized gain on investments	28,321,266
Net unrealized depreciation on investments	(2,023,750)

Total Net Assets	$440,305,685

Net Asset Value per Share
Series A preferred shares
Net assets applicable to preferred shares at a liquidation preference of $500 per share	$114,000
Shares outstanding ($0.001 par value, 5,000 shares authorized)	228
Net asset value, offering and redemption price per share	$500

Common shares
Net assets applicable to common shares	$440,191,685
Share outstanding ($0.001 par value, unlimited shares authorized)	536,038
Net asset value, offering and redemption price per share	$821

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

2

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments
June 30, 2010
(Unaudited)

	Shares or
	Principal
Description	Amount	Fair Value

INVESTMENTS – 100.1%*
Investment in Master Fund – 100.1%*
PNMAC Mortgage Opportunity Fund, LP	$380,663,009	$440,761,404
Total Investment in Master Fund (Cost $380,663,009)	380,663,009	440,761,404

Short-Term Investment – 0.1%*
BlackRock Liquidity Funds: TempFund Institutional Shares	265,407	265,407
Total Short-Term Investment (Cost $265,407)	265,407	265,407

TOTAL INVESTMENTS (Cost $380,928,416)		441,026,811
Other liabilities in excess of other assets – (0.2%)*		(721,126)
TOTAL NET ASSETS – 100%*		$440,305,685

*Percentages are stated as a percent of net assets All investments are in the United States of America

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

3

PNMAC Mortgage Opportunity Fund, LLC
Statement of Operations
For the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Investment income allocated from Master Fund
Interest income	$12,024,682
Dividend income	11,157,547
Total investment income	23,182,229
Expenses allocated from Master Fund
Investment advisory fees	2,953,807
Interest expense	670,036
Professional expenses	177,331
Directors’ fees and expenses	156,771
Insurance expense	120,085
Portfolio accounting fees	15,093
Custody fees	3,626
Administration and other expenses	184,672
Total expenses	4,281,421
Net investment income allocated from Master Fund	18,900,808
Investment income
Interest income	718
Total investment income	718
Expenses
Shareholder services fee	984,939
Interest tax expense	249,788
Professional expenses	180,519
Insurance expense	137,974
Administration fees	62,482
Custody fees	2,400
Registration fees	1,019
Total expenses	1,619,121
Net investment income	17,282,405
Distributions to series A preferred shareholders	(6,618)
Net realized and change in unrealized gain on investments
allocated from Master Fund
Net change in unrealized appreciation on investments allocated from Master Fund	13,247,183
Net realized gain on investments allocated from Master Fund	28,902,813
Net realized and change in unrealized gain on investments
allocated from Master Fund	42,149,996
Net increase in net assets resulting from operations before allocation of
carried interest to the General Partner from the Master Fund	$59,425,783
Allocation of carried interest to the General Partner from the Master Fund	(11,863,030)
Net increase in net assets resulting from operations	$47,562,753

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

4

PNMAC Mortgage Opportunity Fund, LLC
Statement of Changes in Net Assets
For the Period from January 1, 2010
to June 30, 2010
(Unaudited)

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
Increase (decrease) in net assets resulting from operations
Net investment income	$17,282,405	$20,462,779
Distributions to series A preferred shareholders	(6,618)	(10,482)
Net change in unrealized appreciation on investments	13,247,183	(8,449,452)
Net realized gain on investments	28,902,813	-
Carried interest allocated to the General Partner from Master Fund	(11,863,030)	-
Net increase in net assets resulting from operations	47,562,753	12,002,845

Change in net assets resulting from capital transactions
Proceeds from issuance of common shares	161,992,622	108,270,660
Distribution of capital gains to common shares issued	-	(902,961)
Return of capital distributions to common shares issued	-	(31,961,140)
Ordinary Income distributions to common shares issued	-	(5,736,930)
Net increase (decrease) in net assets resulting from capital	161,992,622	69,669,629

Net increase (decrease) in net assets	209,555,375	81,672,474

Net Assets: Beginning of Period	230,750,310	149,077,836

Net Assets: End of Period	$440,305,685	$230,750,310

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

5

PNMAC Mortgage Opportunity Fund, LLC
Statement of Cash Flows
For the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Cash flows from operating activities

Net increase in net assets resulting from operations	$47,562,753
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investment in Master Fund	(162,115,305)
Return of capital distributions from Master Fund	1,537,571
Net change in short-term investments	44,367
Net investment income allocated from Master Fund	(18,900,808)
Net change in unrealized gain on investments allocated from Master Fund	(13,247,183)
Net realized gain on investments allocated from Master Fund	(28,902,813)
Decrease in receivable from affiliate	6,899,357
Decrease in other assets	25,877
Increase in payable to investment manager	10,383
Decrease in dividends payable	(6,639,891)
Decrease in accrued expenses	(59,677)
Increase in distribution payable to series A preferred shares	6,618
Decrease in interest tax expense payable	(76,901)
Allocation of Carried interest to the General Partner from the Master Fund	11,863,030

Net cash used in operating activities	(161,992,622)

Cash flows from financing activities
Proceeds from issuance of common shares	161,992,622

Net cash provided by financing activities	161,992,622

Net increase in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

6

PNMAC Mortgage Opportunity Fund, LLC
Financial Highlights
For the Period from January 1, 2010
to June 30, 2010
(Unaudited)

	Common Shares	Common Shares	Common Shares
			Period from August 11,
	Six Months Ended	Year Ended	2008 (commencement
	June 30, 2010	December 31, 2009	of operations) to December 31, 2008

PER SHARE OPERATING PERFORMANCE
BEGINNING NET ASSET VALUE	$710.36	$861.24	$1,000.00

OFFERING COSTS: (1)	-	-	(1.07)

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (1), (2)	13.34	83.38	7.19

Distributions to series A preferred shares (1)	(0.02)	(0.04)	(0.04)
Net gain (loss) from investments (1)	97.51	(48.86)	(47.44)
Total income (loss) from investment operations	110.83	34.48	(40.29)
DISTRIBUTIONS

Ordinary Income	-	(17.67)	-
Capital gain	-	(2.78)	-
Return of capital	-	(164.91)	(97.40)
Total distributions	-	(185.36)	(97.40)

ENDING NET ASSET VALUE	$821.19	$710.36	$861.24

Total return (3),(5)	15.60%	5.19%	(4.16)%
Internal rate of return (6)	14.10%	(0.24%)	(12.87)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$440,305,685	$230,636,310	$148,963,836
Ratio of expenses to weighted average net assets (2) , (4) , (7)
	11.39%	6.01%	9.92%
Ratio of net investment income to weighted average
net assets (2) , (4), (7)	3.47%	11.17%	1.81%
Portfolio turnover rate (3)	0.00%	0.00%	0.00%

Series A preferred shares
Net assets, end of period	$114,000	$114,000	$114,000
Total shares outstanding	228	228	228
Asset coverage ratio	386,233%	202,413%	130,770%
Involuntary liquidation preference per share	$500	$500	$500

(1)	Calculated using the average shares outstanding during the period.
(2)	Includes proportionate share of income and expenses of the Master Fund.
(3)	Not annualized.
(4)	Annualized.
(5)	Total return is calculated for the common share class taken as a whole. An investor’s return may vary from these returns based on the timing of capital transactions.
(6)
Internal rate of return was computed based on the actual dates of the cash inflows (proceeds from issuance of shares), outflows (return of capital distributions) and the ending net assets at the end of the period of the common shares.

(7)	Ratios exclude distributions to series A preferred shareholders.

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

7

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

1.	Organization
PNMAC Mortgage Opportunity Fund, LLC (the “Fund”) is a limited liability company organized under the laws of the state of Delaware. The Fund is registered under the Investment Fund Act of 1940, as amended, as a closed-end, non-diversified management investment Fund. Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  Investments in the Fund may be made only by “accredited investors” within the meaning of Regulation D under the 1933 Act. The investment objective of the Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Fund invests substantially all of its assets in limited partnership interest of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), a limited partnership formed under the laws of the state of Delaware.  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company and is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC, both of which are affiliates of the Fund.  The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for the Fund and the General Partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund has the same investment objective as the Fund and conducts its operations through investments in PNMAC Mortgage Co, LLC and PNMAC Mortgage Co (FI), LLC (collectively, the “Mortgage Investments”). PNMAC Mortgage Co, LLC is a wholly owned limited liability company.  PNMAC Mortgage Co, LLC acquires, holds and works-out distressed U.S. residential mortgages.  PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a $426 million pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”). The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected. The remaining share is owned by PNMAC Mortgage Co (FI), LLC. As mortgages owned by PNMAC Mortgage Co, LLC become performing, PNMAC Mortgage Co, LLC may transfer them to the Master Fund for securitization for financing purposes or sale.  The Master Fund may directly or indirectly hold interests in pools of such securities mortgages and will also invest directly in other mortgage-related investment securities.

The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund owned by the Fund at June 30, 2010 was 99.99%.  The Fund is the sole limited partner in the Master Fund. At June 30, 2010, the Master Fund owned 100% of PNMAC Mortgage Co, LLC and 68.78% of PNMAC Mortgage Co (FI), LLC.

The Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission.

The Fund commenced operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one year extensions by the Investment Manager in its discretion, in accordance with the terms of the Limited Liability Company Agreement.

8

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

2.	Significant Accounting Policies
The Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America. Following are the significant accounting policies adopted by the Fund:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation
The Fund carries its investments at their estimated fair values. Most of the Fund’s assets are not actively traded. As a result, estimating the assets’ fair values is subject to uncertainties regarding the assumptions market participants would use to value the assets. Due to the inherent uncertainty of estimating fair values for assets that are not actively traded, the estimated fair value of the Fund’s investments may differ significantly from the value that may be realized if the Fund is liquidated and this difference could be material. Fair value considerations are further discussed in Note 3 – Fair Value of Investments.

Master Fund Investment
The Fund receives a proportionate limited partnership interest in the Master Fund equal to its relative contribution of capital to the Master Fund. The net decrease in net assets resulting from operations includes the Fund’s proportionate share of the Master Fund’s income and losses (including net investment income and net realized and unrealized gains and losses on investments) arising from its investment in the Master Fund as reported by the General Partner of the Master Fund. Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Fund.

Dividends to Shareholders
The Fund has outstanding Series A preferred shares. The preferred shares have an 8% cumulative dividend preference and a liquidation preference totaling $114,000. In the event of a liquidation of the Fund, the accumulated preferred dividends and the remaining face amount of the preferred shares would be distributed before any distributions are made to common shareholders.

Dividends to shareholders are recorded on the ex-dividend date. The character of dividends to shareholders made during the year may differ from their ultimate characterization for federal income tax purposes. The Fund will distribute substantially all of its net investment income and all of its capital gains to shareholders at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Expenses
The Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, administration and custody fees. Expenses that are not directly attributable to the Fund are generally allocated among the entities in proportion to their respective capital commitments. All general and administrative expenses are recognized on an accrual basis of accounting.

Income Taxes
The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

9

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Management’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. Management has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the tax return for the fiscal year-end December 31, 2008, December 31, 2009 or expected to be taken on the tax returns for the fiscal year ended December 31, 2010. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, management of the Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2010, open Federal and state income tax years include the tax years ended December 31, 2008 and December 31, 2009.  The Fund has no examinations in progress.

If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Fair Value of Investments
The Fund carries its investments at fair value. The Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. Each financial instrument’s level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument. The three levels of the hierarchy are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

10

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.  The level assigned to an asset valuation may not be an indication of the risk associated with investing in the asset in the accompanying financial statements.

The following is a summary of the financial statement items measured at estimated fair value by fair value hierarchy levels used as of June 30, 2010:

Description	Total	Level 1	Level 2	Level 3
Short-term investments	$265,407	$265,407	$-	$-
Investment in Master Fund	440,761,404	-	-	440,761,404
Total investments	$441,026,811	$265,407	$-	$440,761,404

The following table includes a roll-forward of the amounts for the six month period ended June 30, 2010 for financial statement items classified within level 3:

Master Fund
Investment
Balance at January 1, 2010	$230,995,896

Net purchases, sales and paydowns	160,577,734
Gains/(losses):

Realized	28,902,813

Unrealized appreciation, net of income
allocated from the Master Fund	20,284,961

Balance at June 30, 2010	$440,761,404

fair value estimates of investments held by the Master Fund are based on the expected proportionate share of the discounted cash flow projections of the assets and liabilities of these investments. The Master Fund’s Mortgage Investments are valued based on the proportionate share of the discounted cash flow projections of the assets and liabilities from these investments.  These Mortgage Investments are valued based on the proportionate share of discounted cash-flow projections of the assets and liabilities of FNBN I, LLC and PNMAC Mortgage Co., LLC (“Mortgage Companies”) given that the loans or loan participation interest held by the Mortgage Companies represent substantially all of the net asset value held by these entities.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN.  PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee and (ii) it first obtains prior written consent of the FDIC.  The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Short-term investments, which represent money market funds, are valued at the number of shares multiplied by the value per share published by the manager of the money market fund on the valuation date.  Fair value of such funds also include assessment of liquidity and credit risk, including lockout provisions, if any, related to these funds.

11

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

4.	Investment Transactions
During the six month period ended June 30, 2010, the Fund purchased a limited partnership interest in the Master Fund in the amount of $162,115,306 and received return of capital distributions from the Master Fund in the amount of $1,537,571.

5.	Shareholder Servicing Fee, Administration Fees and Custodian Fees
The Fund has entered into a Shareholder Services Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Fund will pay the Investment Manager a fee equal to an annual rate of 0.5% on capital commitments until December 31, 2011 and thereafter a fee equal to an annual rate of 0.5% of the Fund’s net asset value so long as the fee does not exceed 0.5% of the aggregate capital contributions to the Fund.  The shareholder services fee is accrued monthly and paid quarterly. The shareholder services fee for the six month period ended June 30, 2010 was $984,939.

The Fund has engaged U.S. Bancorp Fund Services, LLC, an indirect wholly-owned subsidiary of U.S. Bancorp, to serve as the Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Fund pays the administrator a monthly fee computed at an annual rate of 0.02% of the first $1,000,000,000 of the Fund's total monthly net assets, 0.015% on the next $1,000,000,000 of the Fund's total monthly net assets and 0.01% on the balance of the Fund's total monthly net assets subject to an annual minimum fee of $120,000.  The administration fees for the six month period ended June 30, 2010 was $62,482.

U.S. Bank, N.A. serves as the Fund's custodian. The Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund's average daily market value subject to an annual minimum fee of $4,800.  The custody fee expense for the six month period ended June 30, 2010 was $2,400.

6.	Directors and Officers
The Fund’s and Master Fund’s Board of Directors has overall responsibility for monitoring and overseeing the investment program of the Fund and its management and operations.  The Fund and Master Fund share the same Board of Directors.  All directors’ fees and expenses are paid by the Master Fund.   The independent directors are each paid an annual retainer of $60,000 and a fee per meeting of the Board of Directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses. Directors are reimbursed by the Master Fund for their travel expenses related to Board meetings.  The total directors fees and expenses incurred for the six month period ended June 30, 2010 was $156,771.  One of the directors is an officer of the Advisor and the Fund and receives no compensation from the Fund for serving as a director.

Certain officers of the Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Fund for serving in their respective roles.  The Board of Directors appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations.

7.	Common Shareholders
The Fund is authorized to issue an unlimited number of common shares.  The common shares have no preferential, preemptive, conversion, appraisal, exchange or redemption rights and there are no sinking fund provisions applicable to the shares.  The Fund issues common shares at the Net Asset Value per Share as calculated within 48 hours prior to receipt of capital called.  Shareholders are not able to withdraw from the Fund other than through distributions made upon a realization of the Fund’s investments.

12

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Common shares of the Fund were offered in private placements pursuant to Section 4(2) of the U.S. Securities Act of 1933, as amended on August 11, 2008 (the “Initial Closing”).  No additional closings were held after the Initial Closing to accept new or additional capital commitments. The minimum initial capital commitment required is $100,000,000.

The Fund has raised $393,255,793 in aggregate capital commitments. During the six month period ended June 30, 2010, capital calls were made in the amount of the remaining capital commitments, resulting in the issuance of 211,362 shares for proceeds of $161,992,622, and completing the total committed amounts. The Fund made no distributions during the period.

8.	Preferred Shares
Series A preferred shares of the Fund were created by the Board of Directors on August 11, 2008.  The Fund is authorized to issue up to 5,000 series A preferred shares at $500 per share.  As of June 30, 2010 the Fund has issued 228 shares.  Series A preferred shares are entitled to receive cumulative dividends in an amount equal to 10% per year.  As of June 30, 2010 accrued but unpaid dividends on preferred shares are $21,850.  Upon redemption by the Fund, series A preferred shareholders are entitled to the liquidation preference which is $500 per series A preferred share plus accumulated and unpaid dividends.  Series A preferred shareholders are not entitled to vote on any matter except matters submitted to a vote of the common shares that also affects the series A preferred shares.  The Fund shall not issue or sell any preferred shares or pay any dividend or distribution to the common shares unless the preferred shares have an asset coverage of at least 200% immediately following the given action.

9.	Income Tax Information
When appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  The reclassifications have no effect on net assets or net asset value per share.  For the period ended December 31, 2009, the Fund has recorded the following reclassifications to the accounts listed below:

	Accumulated Undistributed	Accumulated
Paid In Capital	Net Investment Income	Net Realized Loss
$-	$581,546	$(581,546)

The permanent differences primarily relate to a net operating loss.

At December 31, 2009, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

Cost of Investments	$234,792,009

Unrealized appreciation	$-
Unrealized depreciation	(3,486,340)
Net unrealized depreciation	(3,486,340)

Undistributed ordinary income	3,745,533
Undistributed long-term capital gains	-
Total distributable earnings	3,745,533

Other accumulated losses	(772,054)

Total accumulated losses	$(512,861)

13

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

The tax character of distributions paid to shareholders during the year ended December 31, 2009 were as follows:

Distributions Paid From:
Capital	$31,961,140
Ordinary Income	5,736,930
Long-Term Capital Gain	902,961
Total	$38,601,031

There were no distributions paid during the period from January 1, 2010 to June 30, 2010.

10.	Transactions With Affiliates
PNMAC Mortgage Opportunity (Offshore) Fund, Ltd. owns 29.14% of the common shares issued of the Fund.

PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Companies.  PennyMac Loan Services, LLC is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Fund.

11.	Risk Factors
Because of the limitation on rights of redemption and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Manager invests the Fund's assets in illiquid assets, an investment in the Fund is highly illiquid and involves a substantial degree of risk.

Due to the nature of the “master/feeder” structure, the Fund is materially affected by the actions of the Master Fund and other investors. Investment risks such as market and credit risks of the Master Fund’s investments are discussed in the Master Fund’s notes to the financial statements included herein.

12.	Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 31, 2010, the date the financial statements were issued.

******

14

PNMAC Mortgage Opportunity Fund, LLC
Additional Information
(Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Fund collect at (818) 224-7442; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Fund’s Form N-2 includes additional information about the Fund’s directors and is available upon request without charge by calling the Fund collect at (818) 224-7442 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On May 26, 2010, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portion’s of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

15

PNMAC Mortgage Opportunity Fund, LLC
Additional Information
(Unaudited)

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and a portfolio valuation agreement between the Fund and BlackRock, which has an investment in the Investment Manager’s parent company.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients, and found such compensation arrangements were comparable.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.
The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

(iv)  Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on May 26, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on May 26 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

16

PNMAC Mortgage Opportunity Fund, LP

Semi-Annual Report

June 30, 2010

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

Page(s)
Financial Statements

Statement of Assets and Liabilities	2

Schedule of Investments	3

Statement of Operations	4

Statement of Partners’ Capital	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	8-19

Additional Information	20-21

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

Assets
Investments, at fair value (cost $442,294,514)	$440,270,697
Receivable for securities sold	173,670,625
Other assets	836,304
Interest receivable	661,402
Prepaid Assets	88,270
Dividends receivable	1,238
Total assets	615,528,536

Liabilities
Securities sold under agreements to repurchase	111,425,048
Payable for securities purchased	49,295,814
Payable to investment manager	1,476,904
Accrued expenses	695,445
Interest payable	9,177
Payable to affiliate	391
Total liabilities	162,902,779

Partners’ Capital	$452,625,757

Partners’ Capital Consists of
General partner	$11,864,353
Limited partner	440,761,404
Total partners’ capital	$452,625,757

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
June 30, 2010
(Unaudited)

	Shares or
	Principal
Description	Amount	Fair Value

INVESTMENTS – 97.3%*
Mortgage Investments – 78.6%*
PNMAC Mortgage Co, LLC	$330,653,733	$322,917,005
PNMAC Mortgage Co (FI), LLC	29,685,772	32,958,297
Total Mortgage Investments (Cost $360,339,505)	360,339,505	355,875,302

Mortgage-Backed Securities – 13.0%*
Countrywide Asset Backed Certificates, CWL 2005-11 AF6, 5.05%,	$2,813,799	$2,377,661
due 2/25/36
Countrywide Asset Backed Certificates, CWL 2006-SD2 1A1,	8,368,798	5,607,095
0.58%, due 5/25/46
Ellington Loan Acquisition Trust, ELAT 2007-1 A2A1, 1.23%, due	1,291,873	1,123,930
5/26/37
Vericrest Opportunity Loan Transferee, VOLT 2009-PL1A A, 6.00%,	51,999,771	49,919,780
due 8/25/50**
Total Mortgage –Backed Securities (Cost $56,588,080)	64,474,241	59,028,466

Short-Term Investments – 5.6%*
BlackRock Liquidity Funds: TempFund Institutional Shares	25,366,929	25,366,929
Total Short-Term Investments (Cost $25,366,929)	25,366,929	25,366,929

TOTAL INVESTMENTS (Cost $442,294,514)		440,270,697

Assets in excess of other liabilities – 27.3%*		123,780,108

LIABILITIES – (24.62%)*
Securities Sold Under Agreements to Repurchase – (24.62%)*
Agreements with Credit Suisse, 1.5% (Eligible assets are pledged		(76,845,048)
as collateral – see Note 6)
Agreement with Bank of America, Libor +1.50% (Eligible assets		(34,580,000)
are pledged as collateral – see Note 6)
Total Securities Sold Under Agreements to Repurchase		(111,425,048)

TOTAL PARTNERS’ CAPITAL – 100%*		$452,625,757

* Percentages are stated as a percent of partners’ capital
** All or a portion of these securities are pledged under
repurchase agreements (See Note 6)
All investments are in the United States of America

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Investment income
Interest income	$12,020,593
Dividend income	11,161,733
Total investment income	23,182,326
Expenses
Investment advisory fees	2,953,807
Interest Expense	670,038
Administration and other expenses	200,361
Professional expenses	177,332
Directors fees and expenses	156,176
Insurance expense	120,086
Custody fees	3,626
Total expenses	4,281,426

Net investment income	18,900,900

Net change in realized and unrealized gain on investments
Net change in realized gain on investments	28,902,897
Net change in unrealized gain on investments	13,247,234
Net gain on investments	42,150,131
Net increase in partners’ capital resulting from operations	$61,051,031

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Partners’ Capital
(Unaudited)

	General		Limited
	Partner		Partner		Total

	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,	Ended	December 31,
	June 30, 2010	2009	June 30, 2010	2009	June 30, 2010	2009

Beginning Partners’ capital	$1,096	$985	$230,995,896	$140,315,719	$230,996,992	$140,316,704

Capital contributions	-	-	162,115,305	98,639,331	162,115,305	98,639,331
Return of capital distributions	-	-	(1,537,571)	(23,114,980)	(1,537,571)	(23,114,980)

Increase (decrease) in partners’
capital from operations:
Net investment income	92	170	18,900,808	23,605,278	18,900,900	23,605,448

Net change in realized and
unrealized gain on investments	135	(59)	42,149,996	(8,449,452)	42,150,131	(8,449,511)

Carried Interest	11,863,030	-	(11,863,030)	-	-	-

Net increase (decrease) in partners’
capital from operations	11,863,257	111	49,187,774	15,155,826	61,051,031	15,155,937

Ending Partners’ capital	$11,864,353	$1,096	$440,761,404	$230,995,896	$452,625,757	230,996,992

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows For the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Cash flows from operating activities

Net increase in partners’ capital resulting from operations	$61,051,031
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of Mortgage Investments	(210,765,570)
Net change in short-term investments	(19,451,316)
Proceeds from sales and re-payments of mortgage-backed securities	132,300,847
Net realized gain on investments	(28,902,897)
Net unrealized gain on investments	(13,247,234)
Accretion of discount	(6,674,097)
Increase in receivable for securities sold	(173,670,625)
Increase in dividends receivable	(489)
Decrease in interest receivable	6,916
Increase in prepaid assets	(88,270)
Increase in other assets	(835,630)
Decrease in dividend payable	(6,639,892)
Increase in payable for securities purchased	49,295,814
Increase in payable to investment manager	31,149
Decrease in payable to affiliate	(30,565)
Decrease in interest payable	(8,062)
Decrease in accrued expenses	(36,492)

Net cash used in operating activities	(217,665,382)

Cash flows from financing activities
Net increase in securities sold under agreements to repurchase	57,087,648
Capital contributions	162,115,305
Return of capital distributions	(1,537,571)

Net cash provided by financing activities	217,665,382

Net increase in cash	-

Cash at beginning of period	-
Cash at end of period	$-

Supplemental cash flow information
Interest paid during the period	$(661,976)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
(Unaudited)

For the six month period ended June 30, 2010

		General	Limited
SUPPLEMENTAL DATA AND RATIOS	Total	Partner(1)	Partner

Total return (2)	19.52%		16.27%
		1,082,110.30%
Internal rate of return (3)	44.93%	14,403.78%	42.12%
Ratio of net investment income to weighted average
partners’ capital	12.05%	0.01%	12.12%
Ratio of expenses to weighted average partners’
capital	2.73%	0.00%	2.74%
Partners’ capital, end of year	$230,996,992	$11,864,353	$440,761,404
Portfolio turnover rate	0.00%

For the year ended December 31, 2009

		General	Limited
SUPPLEMENTAL DATA AND RATIOS	Total	Partner(1)	Partner

Total return (2)	7.35%	11.25%	7.35%
Internal rate of return (3)	4.88%	6.82%	4.88%
Ratio of net investment income to weighted average
partners’ capital	12.63%	16.51%	12.63%
Ratio of expenses to weighted average partners’
capital	4.21%	1.03%	4.21%
Partners’ capital, end of year	$230,996,992	$1,096	$230,995,896
Portfolio turnover rate	0.00%

For the period from August 11, 2008 (commencement of operations) to December 31, 2008

		General	Limited
SUPPLEMENTAL DATA AND RATIOS	Total	Partner(1)	Partner

Total return (2) (4)	(3.53%)	(1.46%)	(3.53%)
Internal rate of return (3)	(9.68%)	(3.70%)	(9.68%)
Ratio of net investment income to weighted average
partners’ capital (5)	5.07%	10.40%	5.07%
Ratio of expenses to weighted average partners’
capital (5)	6.88%	2.10%	6.88%
Partners’ capital, end of period	$140,316,704	$985	$140,315,719
Portfolio turnover rate (4)	0.00%

(1)	In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner (see Note 8).
(2)
Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3)
Internal rate of return for the period from August 11, 2008 to December 31, 2008 and the year ended December 31, 2009 were computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions) and partners’ capital accounts on a life-to date basis.

(4)	Amounts for the period from August 11, 2008 (commencement of operations) to December 31, 2009 are not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

1.	Organization
PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware.  The Master Fund is registered under the Investment Fund Act of 1940, as amended. Interest in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (the “SEC”).  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company that is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner.  The Fund owned 99.99% of the Master Fund at June 30, 2010 and is the sole limited partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in PNMAC Mortgage Co, LLC and PNMAC Mortgage Co (FI), LLC (collectively, the “Mortgage Investments”).  PNMAC Mortgage Co, LLC is a wholly owned limited liability company.  PNMAC Mortgage Co, LLC acquires, holds and works-out distressed U.S. residential mortgages.  PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a $426 million pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”).  The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected.  The remaining share is owned by PNMAC Mortgage Co (FI), LLC. As mortgages owned by PNMAC Mortgage Co, LLC become performing, PNMAC Mortgage Co, LLC may transfer them to the Master Fund for securitization for financing purposes or sale.  The Master Fund may directly or indirectly hold interests in pools of such securities mortgages and will also invest directly in other mortgage-related investment securities.  At June 30, 2010, the Master Fund owned 100% of PNMAC Mortgage Co, LLC and 68.78% of PNMAC Mortgage Co (FI), LLC.

The Master Fund commenced operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one year extensions by the Investment Manager in its discretion, in accordance with the terms of the Master Fund’s limited partnership agreement.

2.	Significant Accounting Policies
The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America.  The Master Fund reports its investments in the Mortgage Investments in accordance with SEC Regulation S-X Rules 6-03(c)(1) Special Rules of General Application to Registered Investment Companies, and the AICPA Audit and Accounting Guide: Investment Companies.  These rules do not permit the Master Fund to consolidate its ownership interest in such investments.  Following are the significant accounting policies adopted by the Master Fund:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation
The Master Fund carries its investments at their estimated fair values.  Most of the Fund’s assets are not actively traded and are considered illiquid.  As a result, estimating the assets’ fair values is subject to uncertainties regarding the assumptions market participants would use to value the assets.  Due to the inherent uncertainty of estimating fair values for assets that are not actively traded, the estimated fair value of the Fund’s investments may differ significantly from the value that may be realized if the Fund is liquidated and this difference could be material.  Fair value considerations are further discussed in Note 3
– Fair Value of Investments.

Mortgage-Backed Securities and Investment Income
The Master Fund records investment and contractual transactions on the trade/contract date of the investment purchase or sale.  The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.  Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund. Distributions of $6,639,891 from the PNMAC Mortgage Co, LLC and $4,517,707 from the PNMAC Mortgage Co (FI), LLC are included in dividend income on the Statement of Operations.

Interest Income
Interest income is accrued as earned. Unamortized premiums and unearned discounts are amortized and accrued to interest income as an adjustment of the instruments’ yields using the interest method.  Yields are estimated using market prepayment expectations for similar securities.

Illiquid Securities
The Master Funds and Mortgage Investments include assets that are considered illiquid. These investments may trade in limited markets or have restrictions on resale or transfer which may prevent them from being liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Distributions and Carried Interest
For the six month period ended June 30, 2010, the Master Fund made capital distributions to the Limited Partner totaling $1,537,571 pursuant to the Master Fund’s distribution priority policy. Distributions are made in accordance with the following distribution priorities but may be recalled by the Master Fund for purposes of making new investments until December 31, 2011:

1.
First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s Capital Contributions (irrespective of whether such Capital Contributions were used to make investment, pay Management Fees and expenses or any other purpose);

2.	Second, 100% to such Limited Partner, until such Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

3.	Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the profits distributed to the Limited Partner pursuant to (2) above; and
4.	Thereafter, (i) 80% to such Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest will be allocated (and subsequently distributed) by the Master Fund to the General Partner as an allocable shares of the Master Fund’s gains, not as a performance fee paid to a third party.  As of June 30, 2010, the Master Fund has accrued $11,863,030 in carried interest to the General Partner.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory and custody fees.  Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their respective capital commitments.  All general and administrative expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund intends to be treated as a partnership for Federal income tax purposes.  Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.  The Master Fund tax year end is December 31.  No distributions will be made by the Master Fund to pay any taxes due on Limited Partners’ investments in the Master Fund.  Investors may not redeem capital from the Master Fund, and they must have other sources of capital available to them in order to pay such taxes.

The Master Fund is required to evaluate the tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be recorded as a tax benefit or expense in the current period.

The Master Fund analyzes the effect of its tax positions for all open tax years.  Open tax years are those that are open for examination by the relevant income taxing authority.  As of June 30, 2010, open Federal and state income tax years include the tax years ended December 31, 2008 and December 31, 2009.  The Master Fund has no examination in progress.

The Master Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal years ended December 31, 2008 and December 31, 2009.  The Master Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “administration and other expenses” on the Statement of Operations.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with partners’ respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the other than in accordance with the partners’ respective investment percentages.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund.  In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties.  The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur.  However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Fair Value of Investments
The Master Fund carries its investments at fair value.  The Master Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board’s Accounting Standards Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.  Each financial instrument’s level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument.  The three levels of the hierarchy are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Master Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.  The level assigned to an asset valuation may not be an indication of the risk associated with investing in the asset in the accompanying financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

The following is a summary of financial statement items measured at estimated fair value on a recurring basis by fair value hierarchy levels used, as of June 30, 2010:

	Total	Level 1	Level 2	Level 3
Assets
Short-term investments	$25,366,929	$25,366,929	$-	$-
Mortgage-backed securities	59,028,466	-	-	59,028,466
PNMAC Mortgage Co., LLC	322,917,005	-	-	322,917,005
PNMAC Mortgage Co (FI),
LLC	32,958,297	-	-	32,958,297
Total assets	$440,270,697	$25,366,929	$-	$414,903,768

Liabilities
Securities sold under
agreements to repurchase	$111,425,048	-	-	$111,425,048
	$111,425,048	-	-	$111,425,048

The following is a summary of changes in items classified within Level 3:

	Period Ended June 30, 2010

			PNMAC
	Mortgage-	PNMAC	Mortgage
	backed	Mortgage Co.,	Co (FI),
	securities	LLC	LLC	Total
Assets
Balance at December 31, 2009	$157,451,565	$97,555,856	$32,607,396	$287,614,817
Net purchases, sales and
paydowns	(132,300,847)	210,697,140	68,430	78,464,722
Accrual of discount	6,674,097	-	-	6,674,097
Realized gains (losses)	28,902,897	-	-	28,902,897
Unrealized gains (losses)	(1,699,246)	14,664,009	282,471	13,247,234

Balance at June 30, 2010	59,028,466	$322,917,005	$32,958,297	$414,903,767

Securities Sold Under
Agreements
to Repurchase
Liabilities
Balance at December 31, 2009	$54,337,400
Net purchases, sales and paydowns	57,087,648
Balance at June 30, 2010	$111,425,048

The information used in the above summary of changes represents activity during the period for any investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.  Transfer in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any investments where a change in the pricing level occurred from the beginning to the end of the period. Short-term investments that represent money market funds are valued at the number of shares multiplied by the value per share published by the manager of the money market funds on the valuation date.  Fair value of such funds also include assessment of liquidity and credit risk, including lockout provisions, if any, related to these funds.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Valuation Techniques
Mortgage-backed securities have been valued using unadjusted broker indications of value.  The broker indications of value are reviewed and approved by the Investment Manager’s Capital Markets staff and Valuation Committee before being recorded on the Master Fund’s general ledger.

Mortgage Investments have been estimated by management in the absence of readily determinable fair values. These Mortgage Investments are valued based on the  proportionate share of the discounted cash-flow projections of the underlying assets and liabilities of FNBN I, LLC and PNMAC Mortgage Co., LLC (“Mortgage Companies”) given that the loans or loan participation interest held by the Mortgage Companies represent substantially all of the net asset value held by these entities.

The Mortgage Companies value their investments in mortgage loans based on whether they are committed to be sold.  Mortgage loans that are not committed to be sold are recorded at their estimated fair value, which is approximated using a discounted cash flow valuation model.  Inputs to the model are classified into directly and non-directly observable inputs.  Directly observable inputs are inputs that can be taken directly from observable data or market sources such as current interest rates, loan amount, payment status and property type.  Non-directly observable inputs are inputs that cannot be taken directly from observable data or market sources such as forecasts of future interest rates, home prices, prepayment speeds, defaults and loss severities.  Loans which are committed to be sold are valued at their quoted market price or market price equivalent.  The estimates of value are evaluated by the Manager’s Capital Markets staff and are reviewed and approved by its senior management Valuation Committee.  Changes in the estimated fair value of mortgage loans are recognized in current period results of operations.

Securities sold under agreements to repurchase represent the discounted value of the borrowings using the rate required to finance such borrowings as of period end.

4.	Mortgage Companies
The following is a summary of the condensed balance sheet of the Master Fund’s investments in PNMAC Mortgage Co., LLC and PNMAC Mortgage Co (FI), LLC as of June 30, 2010:

	June 30, 2010
	PNMAC	PNMAC
	Mortgage Co,	Mortgage Co (FI),
	LLC	LLC
Short-term investments, at fair value	$29,452,870	$589
Mortgage loans, at fair value	263,665,937	43,811,157
Real estate acquired in settlement of loans, at fair
value	16,912,719	4,130,593
Other assets, less liabilities	12,885,479	(23,500)
Members' equity	$322,917,005	$47,918,839

Master Fund's investment in Mortgage Investments
at June 30, 2010	$322,917,005	$32,958,297

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Concentrations of Credit Risk
The Mortgage Companies have assumed a concentration of credit risk in connection with their investments in mortgage-backed securities, mortgage loans and real estate acquired in settlement of loans.  The following is a summary of the distribution of loans included in the Mortgage Companies’ portfolios as measured by fair value at June 30, 2010:

		% Partners’	Average
Occupancy	Fair Value	Capital	Note Rate
Owner Occupied	$219,008,692	49.75%	6.36%
Investment Property	66,734,281	15.16%	7.09%
Second Property	6,056,387	1.38%	7.58%
Total Portfolio	$291,799,360	66.29%	6.55%

		% Partners’	Average
Loan Type	Fair Value	Capital	Note Rate
ARM / Hybrid1	$180,903,749	41.10%	6.50%
Fixed	99,154,673	22.53%	6.76%
Balloon	4,824,720	1.10%	10.09%
Step-Rate	6,859,823	1.56%	3.10%
Other	56,395	0.01%	7.00%
Total Portfolio	$291,799,360	66.29%	6.55%

		% Partners’	Average
Lien Position	Fair Value	Capital	Note Rate
1st Lien	$289,926,884	65.86%	6.42%
2nd Lien	1,872,476	0.43%	8.62%
Total Portfolio	$291,799,360	66.29%	6.55%

		% Partners’	Average
Loan Age2	Fair Value	Capital	Note Rate
Less than 12 months	$1,246,092	0.28%	4.88%
12 - 23 months	3,716,263	0.84%	6.55%
24 - 35 months	79,489,962	18.06%	6.92%
36 - 59 months	175,705,722	39.92%	6.48%
60 Months and Greater	31,641,321	7.19%	5.97%
Total Portfolio	$291,799,360	66.29%	6.55%

		% Partners’	Average
Origination FICO Score	Fair Value	Capital	Note Rate
Less than 600	$104,370,048	23.71%	6.57%
600 - 649	35,882,615	8.15%	6.76%
650 - 699	59,575,949	13.53%	6.57%
700 - 749	55,467,272	12.60%	6.42%
750 or Greater	36,503,476	8.29%	6.35%
Total Portfolio	$291,799,360	66.29%	6.55%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

		% Partners’	Average
Current Loan-to-Value3	Fair Value	Capital	Note Rate
Less than 80%	$30,450,508	6.92%	6.75%
80 - 99.99%	52,371,691	11.90%	6.65%
100 - 119.99%	63,288,157	14.38%	6.61%
120% or Greater	145,689,003	33.10%	6.51%
Total Portfolio	$291,799,360	66.29%	6.55%

		% Partners’	Average
Payment Status	Fair Value	Capital	Note Rate
Current4	$95,810,625	21.77%	5.91%
30 days delinquent	16,709,409	3.80%	6.08%
60 days delinquent	8,356,868	1.90%	5.66%
90 days or more delinquent	96,224,659	21.86%	6.90%
In Foreclosure5	74,697,799	16.97%	7.16%
Total Portfolio	$291,799,360	66.29%	6.55%

1
Based on a percentage of loan count, ARMs/Hybrids had a distribution of interest rate reset dates after June 30, 2010 as follows: 5.30% in 1-6 months, 4.16% in 7-12 months, 17.55% in 13-24 months, 38.05% in more than 24 months.

2	Loan Age reflects the age of the loan as of June 30, 2010.
3
Current Loan-to-Value measures the ratio of the current balance of the loan and all superior liens ("Loan") to the estimate of the value of   the property securing the liens ("Value") as of June 30, 2010.

4	Current loans include loans in and adhering to a forbearance plan as of June 30, 2010.
5
Loans "In Foreclosure" includes loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of June 30, 2010.  This category does not include Real Estate Owned ("REO").   Properties with imminent short sales on June 30, 2010 are also included in this category.

Following is a summary of the distribution of real estate acquired in settlement of loans:

Geographic Distribution	Fair Value	% Partners’ Capital
California	$6,670,300	1.52%
Florida	1,961,382	0.45%
Arizona	1,584,800	0.36%
Illinois	981,178	0.22%
Maryland	952,300	0.22%
Other	9,068,770	2.06%
Total Portfolio	$21,218,731	4.82%

Property Type	Fair Value	% Partners’ Capital
Single dwelling unit	$12,222,322	2.78%
Multiple dwelling units	3,204,380	0.73%
Condominium	2,585,500	0.59%
Townhouse	96,400	0.02%
Planned unit development	3,110,129	0.71%
Total Portfolio	$21,218,731	4.82%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

Through their mortgage servicing agreements with PennyMac Loan Services, LLC, the Mortgage Companies proactively work with borrowers to perform loss mitigation activities in order to minimize credit losses.  Such activities include the development of loan modification programs and workout options that have the highest probability of successful resolution for both borrowers and the Mortgage Companies.

5.	Mortgage-Backed Securities
Following is a summary of mortgage-backed securities held:

		Credit Rating
						% Partners’
	Total	A	B	BBB	CCC+	Capital

Security collateral type:
Non-Agency Prime Jumbo	59,028,465	49,919,780	6,731,024	-	2,377,661	13.04%

At June 30, 2010, mortgage-backed securities at fair value and receivable for securities sold of $49,919,780 and $124,374,811, respectively, were pledged as collateral to secure securities sold under agreements to repurchase.

6.	Securities Sold Under Agreements to Repurchase
The Master Fund periodically enters into short-term financing arrangements to sell certain of its investment securities under agreements to repurchase (“repurchase agreements”).  The repurchase agreements are collateralized by certain of the Master Fund’s mortgage-backed securities.  All securities underlying repurchase agreements are delivered to the counterparty during the period they are outstanding.  All agreements are to repurchase the same or substantially identical securities.

Scheduled maturities of securities sold under agreements to repurchase were all due within 30 days and bear interest at rates ranging from 1.50% to 1.847% at June 30, 2010.

7.	Investment Transactions
For the six month period ended June 30, 2010, the Master Fund purchased investments in the amount of $210,765,570, comprised of $210,697,140 of additional investment in PNMAC Mortgage Co, LLC. and $68,430 of additional investment in PNMAC Mortgage Co (FI), LLC.

8.	Investment Advisory, Administration and Custodian Fees
The Master Fund entered into an Investment Management Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Master Fund will pay the Investment Manager a fee equal to an annual rate of 1.5% on capital commitments until December 31, 2011 and thereafter a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The management fee is accrued monthly and paid quarterly.  Investment advisory fees for the six month period ended June 30, 2010 were $2,953,807

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the six month period ended June 30, 2010 were $89,260.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting to the investments held in the Mortgage Subsidiary.  The Master Fund pays U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000. Loan Accounting fees for the six month period ended June 30, 2010 were $15,093.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund's average daily market value subject to an annual minimum fee of $4,800. Custody fees for the six month period ended June 30, 2010 were $3,626.

9.	Directors and Officers
The Master Fund’s Board of Directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations.  The Fund and Master Fund share the same Board of Directors.  All Board of Directors fees and expenses are paid by the Master Fund.   The independent directors are each paid an annual retainer of $60,000 and a fee per meeting of the Board of Directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses. Directors are reimbursed by the Master Fund for their travel expenses related to Board meetings.  The total directors fees and expenses incurred for the six month period ended June 30, 2010 was $156,176.

One of the Directors is an officer of the Advisor and the Master Fund and receives no compensation from the Master Fund for serving as a director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.  The Board of Directors appointed a Chief Compliance Officer to the Master Fund in accordance with federal securities regulations.

10.	Transactions With Affiliates
PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Companies.  PennyMac Loan Services, LLC is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Master Fund.

11.	Risk Factors
The Master Fund’s investment activities expose it to the various types of risk, which are associated with the financial instruments and markets in which it invests.

Investments in mortgage-backed securities and mortgage loans have exposure to certain degrees of risk, including interest rate, market risk, and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a participation.  Mortgage loans are subject to prepayment risk, which will affect the maturity of such investments.

Real estate investments are subject to various risk factors.  Generally, real estate investments could be adversely affected by a recession or general economic downturn where the properties are located.  Real estate investment performance is also subject to the success that a particular property manager has in managing the property.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

The Master Fund is subject to interest rate risk.  Interest rate risk is the risk that investment in loans held by the Mortgage Investments will decline in value because of changes in market interest rates.  Investments in mortgage loans with long-term maturities may experience significant price declines if long-term interest rates increase.

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest and foreign exchange rates.  The Master Fund’s portfolio includes certain investments which are generally illiquid and have a greater amount of market risk than more liquid investments.  These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of a borrower to service their debt obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans.  As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire principal invested.  An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Companies.  The value like other market investments, may move up or down, sometimes rapidly and unpredictably.  An investment in the Master Fund at any point in time may be worth less than the original investment.  Investment values can fluctuate for several reasons including the general condition of the mortgage market, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize leverage.  Master Fund investments may also use leverage in the ordinary course of their operations.  The use of leverage may materially affect the operations of the Master Fund or the investment and thus its ultimate value.  Financing may not always be available on acceptable terms, in the necessary amounts, or for the duration needed.  This could have a material negative impact on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all its investments and cash positions at U.S. Bank, N.A.  Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to terms of their obligations.

Due to the nature of the master fund/feeder fund structure the Master Fund could be materially affected by subscription activity in the Fund.

In light of financial market events that occurred in 2009 and 2008 and the United States government’s involvement in supporting the financial markets, it is reasonably possible that the investment management industry will be subject to future regulation.  The impact of potential regulation may have a negative impact on the ability to unwind the investments of the Master Fund and Mortgage Investments, but such impact is not quantifiable.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2010
to June 30, 2010
(Unaudited)

12.	Subsequent Events
Management has evaluated all events or transactions that have occurred after June 30, 2010. During this period, the Master Fund did not have any material subsequent events that affected its financial statements or disclosures in the notes to the financial statements.

******

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Master Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On May 26, 2010, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portion’s of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and a portfolio valuation agreement between the Fund and BlackRock, which has an investment in the Investment Manager’s parent company.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients, and found such compensation arrangements were comparable.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.
The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

(iv)  Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on May 26, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on May 26 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The Five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, David M. Walker, Andy S. Chang, and Vandad Fartaj. Michael L. Michael L. Muir tendered his resignation effective March 2010, and therefore no longer has any responsibilities in any capacity of the Registrant’s portfolio as of June 30, 2010. The titles, business experience, and length of service of Messrs. Kurland, Spector, Walker, Chang, and Fartaj are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (58) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008	Formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	Chairman and Chief Executive Officer of the Investment Adviser
David A. Spector (47) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Investment Officer	Served since May 29, 2008	Formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.
As Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

David M. Walker (55) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Credit Officer	Served since May 29, 2008	Formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.
As Chief Credit Officer, is responsible for developing and maintaining the loan grading system, default curves, the loan loss severity matrix, new loan underwriting and modification standards, overseeing representation and warranty claims, and evaluating and determining the adequacy of reserves and valuation model loss assumptions.

Andy S. Chang (33) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Development Officer	Served since May 29, 2008	Formerly, Director at Blackrock and leader of its Advisory Services practice.	As Chief Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.
Vandad Fartaj (36) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Capital Markets Officer	Served since March 3, 2010	Formerly, Managing Director, Capital Markets, for PNMAC Capital Markets, LLC, and Vice President, Whole Loan Trading for Countrywide Securities Corporation.	As Chief Capital Markets Officer, is responsible for all capital markets activities including asset valuation, trading, hedging and research.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of June 30, 2010:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$452,890,253	2	$452,890,253
Other pooled investment vehicles	3	$593,520,346	2	$544,383,346
Other accounts				$0
David A. Spector
Registered investment companies	2	$452,890,253	2	$452,890,253
Other pooled investment vehicles	3	$593,520,346	2	$544,383,346
Other accounts				$0
David M. Walker
Registered investment companies	2	$452,890,253	2	$452,890,253
Other pooled investment vehicles	3	$593,520,346	2	$544,383,346
Other accounts				$0
Andy S. Chang
Registered investment companies	2	$452,890,253	2	$452,890,253
Other pooled investment vehicles	3	$593,520,346	2	$544,383,346
Other accounts				$0
Vandad Fartaj
Registered investment companies	2	$452,890,253	2	$452,890,253
Other pooled investment vehicles	3	$593,520,346	2	$544,383,346
Other accounts				$0

(3) Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities ("Other
Accounts"). While it is the general intention of the Investment Adviser that investment opportunities will be apportioned among the Fund and Other Accounts on a fair and reasonable basis, there is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(4) Compensation:

Messrs. Kurland, Spector, Walker, Chang, and Fartaj receive a fixed salary from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. None of Messrs. Kurland, Spector, Walker, Chang, and Fartaj receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above.

(5) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of June 30, 2010:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
David M. Walker	None
Andy S. Chang	None
Vandad Fartaj	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 11, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LLC

By    /s/ Stanford L. Kurland
               Stanford L. Kurland, CEO

Date      09/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Stanford L. Kurland
               Stanford L. Kurland, CEO

Date      09/09/2010

By    /s/ Anne D. McCallion
              Anne D. McCallion, CFO

Date      09/09/2010

* Print the name and title of each signing officer under his or her signature.